Commitments - Schedule of Lease Contracts (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	$ 447.4
Non-lease elements	472.1
Fully variable lease payments	1,943.3
Lease Contracts	2,853.8
Within one year [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	63.9
Non-lease elements	98.7
Fully variable lease payments	502.3
Lease Contracts	664.9
Later than one and not later than five years [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	178.2
Non-lease elements	290.1
Fully variable lease payments	1,410.3
Lease Contracts	1,878.6
Later than five years [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	205.3
Non-lease elements	83.3
Fully variable lease payments	21.7
Lease Contracts	$ 310.3